Property, Plant and Equipment, Intangible Assets and Goodwill - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 16,973,610
Adoption of IFRS 15 (Note 3.3)	435,477
Intangible assets and goodwill	16,973,610	R$ 16,973,610
Ending balance	16,972,536	16,973,610
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Adoption of IFRS 15 (Note 3.3)	(653,332)
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	20,389,585	19,639,356
Additions	566,626	475,192
Intangible assets and goodwill	20,389,585	19,639,356
Business combinations	162,684	132,405
Disposals	(828,607)	(196,125)
Transfers	(49,481)	338,757
Effect of exchange rate fluctuations	78,719
Ending balance	20,101,671	20,389,585
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3,415,975)	(2,529,917)
Additions	(675,564)	(704,442)
Intangible assets and goodwill	(3,415,975)	(2,529,917)
Disposals	789,053	155,681
Transfers	179,673	(337,297)
Impairment	(71,732)
Effect of exchange rate fluctuations	(5,572)
Ending balance	(3,129,135)	(3,415,975)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	851,885
Intangible assets and goodwill	851,885	851,885
Ending balance	883,234	851,885
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	851,885	715,259
Intangible assets and goodwill	851,885	715,259
Business combinations	(6,878)	136,626
Effect of exchange rate fluctuations	38,227
Ending balance	883,234	851,885
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	15,428,610
Adoption of IFRS 15 (Note 3.3)	435,477
Intangible assets and goodwill	15,428,610	15,428,610
Ending balance	15,126,481	15,428,610
Concession rights [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Adoption of IFRS 15 (Note 3.3)	(653,332)
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	17,433,267	16,912,506
Additions	412,053	361,946
Intangible assets and goodwill	17,433,267	16,912,506
Disposals	(131,263)	(182,339)
Transfers	14,102	341,154
Ending balance	17,510,304	17,433,267
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(2,004,657)	(1,319,980)
Additions	(472,939)	(490,025)
Intangible assets and goodwill	(2,004,657)	(1,319,980)
Disposals	94,133	143,331
Transfers	(360)	(337,983)
Ending balance	(2,383,823)	(2,004,657)
Operating license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	223,008
Intangible assets and goodwill	223,008	223,008
Ending balance	211,268	223,008
Operating license [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	435,624	435,624
Intangible assets and goodwill	435,624	435,624
Ending balance	435,624	435,624
Operating license [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(212,616)	(200,876)
Additions	(11,740)	(11,740)
Intangible assets and goodwill	(212,616)	(200,876)
Ending balance	(224,356)	(212,616)
Trademarks [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	47,031
Intangible assets and goodwill	47,031	47,031
Ending balance	37,877	47,031
Trademarks [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	252,474	252,474
Intangible assets and goodwill	252,474	252,474
Disposals	(228,270)
Effect of exchange rate fluctuations	13,673
Ending balance	37,877	252,474
Trademarks [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(205,443)	(182,616)
Additions	(22,827)	(22,827)
Intangible assets and goodwill	(205,443)	(182,616)
Disposals	228,270
Ending balance		(205,443)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	201,961
Intangible assets and goodwill	201,961	201,961
Ending balance	428,244	201,961
Customer-related intangible assets [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	989,387	946,824
Additions	77,931	65,813
Intangible assets and goodwill	989,387	946,824
Business combinations	136,626
Disposals	(402,266)	(11,554)
Transfers	(74,632)	(11,696)
Effect of exchange rate fluctuations	15,817
Ending balance	742,863	989,387
Customer-related intangible assets [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(787,426)	(668,695)
Additions	(105,773)	(127,584)
Intangible assets and goodwill	(787,426)	(668,695)
Disposals	400,679	8,132
Transfers	179,636	721
Effect of exchange rate fluctuations	(1,735)
Ending balance	(314,619)	(787,426)
Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	221,115
Intangible assets and goodwill	221,115	221,115
Ending balance	285,432	221,115
Other [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	426,948	376,669
Additions	76,642	47,433
Intangible assets and goodwill	426,948	376,669
Business combinations	32,936	(4,221)
Disposals	(66,808)	(2,232)
Transfers	11,049	9,299
Effect of exchange rate fluctuations	11,002
Ending balance	491,769	426,948
Other [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(205,833)	(157,750)
Additions	(62,285)	(52,266)
Intangible assets and goodwill	(205,833)	(157,750)
Disposals	65,971	4,218
Transfers	397	(35)
Impairment	(750)
Effect of exchange rate fluctuations	(3,837)
Ending balance	R$ (206,337)	R$ (205,833)